Investments - Summarized financial information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Revenues	$ 2,101	$ 2,347	$ 2,249
Depreciation and amortization	654	590	574
Net interest expense	(238)	(179)	(250)
Net earnings (loss)	(253)	176	(90)
Other comprehensive income	(102)	(45)	4
Total comprehensive income (loss)	(355)	131	(86)
Current liabilities	(935)	(1,117)
Assets	9,747	9,508
Cash and cash equivalents	703	$ 411	$ 89	$ 314
SP Skookumchuck Investment, LLC
Disclosure of subsidiaries [line items]
Revenues	6
Depreciation and amortization	2
Net interest expense	1
Net earnings (loss)	3
Other comprehensive income	0
Total comprehensive income (loss)	3
Current assets	6
Long-term assets	382
Current liabilities	(65)
Long-term liabilities	(150)
Assets	173
Cash and cash equivalents	1
Current financial liabilities	(27)
Non-current financial liabilities	$ (147)